Administrative Expenses - Schedule of Administrative Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Administrative Expenses [Abstract]
Data processing expenses	R$ 11,701	R$ 9,549	R$ 9,686
Financial system service expenses	8,967	8,518	5,463
Promotion and public relations expenses	3,206	2,472	1,624
Amortization and depreciation expenses	10,837	7,509	6,727
Communication expenses	4,656	4,555	3,944
Rent expenses	3,933	4,457	3,805
Other tax expenses	6,435	2,960	3,357
Expenses with outsourced services	54,909	85,131	27,711
Travel expenses	5,524	2,884	2,435
Other expenses	8,806	8,623	7,293
Total	R$ 118,974	R$ 136,658	R$ 72,045